Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Results of Operations and Assets for Segments

	Year ended December 31, 2018
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$1,400,164	$247,223	$—	$1,647,387
Fuel, power and water purchased	456,974	27,164	—	484,138
Net revenue	943,190	220,059	—	1,163,249
Operating expenses	401,486	70,980	—	472,466
Administrative expenses	33,234	18,539	937	52,710
Depreciation and amortization	177,719	82,044	1,009	260,772
Gain on foreign exchange	—	—	(58)	(58)
Operating income	330,751	48,496	(1,888)	377,359
Interest expense	99,063	50,920	2,135	152,118
Interest, dividend, equity and other income	(5,558)	(45,741)	(1,840)	(53,139)
Change in value of investment carried at fair value	—	—	137,957	137,957
Other expenses	5,699	1,576	687	7,962
Earnings (loss) before income taxes	$231,547	$41,741	$(140,827)	$132,461
Property, plant and equipment	$4,210,115	$2,152,420	$31,023	$6,393,558
Investment carried at fair value	—	814,530	—	814,530
Equity-method investees	959	29,273	260	30,492
Total assets	6,012,641	3,269,786	106,541	9,388,968
Capital expenditures	370,221	96,148	—	466,369
(1) Revenue includes $14,953 related to net hedging gains from energy derivative contracts for the twelve months ended December 31, 2018 that do not represent revenue recognized from contracts with customers.
(2) Liberty Utilities Group revenue includes $7,425 related to alternative revenue programs for the twelve months ended December 31, 2018 that do not represent revenue recognized from contracts with customers.

20.	Segmented information (continued)

	Year ended December 31, 2017
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue	$1,290,786	$231,152	$—	$1,521,938
Fuel and power purchased	373,635	19,590	—	393,225
Net revenue	917,151	211,562	—	1,128,713
Operating expenses	383,380	66,851	—	450,231
Administrative expenses	33,037	15,992	611	49,640
Depreciation and amortization	171,111	79,183	1,020	251,314
Gain on foreign exchange	—	—	323	323
Operating income (loss)	329,623	49,536	(1,954)	377,205
Interest expense	97,698	36,646	21,478	155,822
Interest, dividend and other income	(4,208)	(2,871)	(2,159)	(9,238)
Other expense	6,087	1,713	47,689	55,489
Earnings (loss) before income taxes	$230,046	$14,048	$(68,962)	$175,132
Property, plant and equipment	$4,023,479	$2,246,869	$34,549	$6,304,897
Equity-method investees	2,220	29,710	337	32,267
Total assets	5,817,599	2,474,293	103,675	8,395,567
Capital expenditures	407,408	157,695	—	565,103

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2018	2017
Revenue
Canada	$70,358	$73,406
United States	1,577,029	1,448,532
	$1,647,387	$1,521,938
Property, plant and equipment
Canada	$415,979	$453,323
United States	5,977,579	5,851,574
	$6,393,558	$6,304,897
Intangible assets
Canada	$23,994	$27,624
United States	31,000	23,479
	$54,994	$51,103